Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Property, Plant, and Equipment [Line Items]
Less: Accumulated depreciation		$ (710)		$ (1,599)
Less: Impairment of property and equipment		(3,201)	[1]	(3,159)	[1]	$ (3,186)
Property and equipment, net		357		2,502
Vehicles held for use [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	[1]	452		3,234
Production facilities [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross		2,767		2,748
Electronic equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	[1]	641		775
Furniture [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	[1]	193		283
Leasehold improvement [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross		114		114
Battery and charging swap infrastructure [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	[1]	$ 101		$ 106

[1]	For the year ended December 31, 2025, the Group recognized a loss of US$1.2 million on the disposal of certain property and equipment, including vehicles held for use, primarily due to management’s disposal of assets that had become obsolete or were not adequately maintained.